POST-EMPLOYMENT BENEFITS - Allocation of Plan Assets (Details)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value of plan assets [line items]
Domestic equity securities	12.00%	9.60%
International equity securities	46.60%	36.70%
Debt securities	39.10%	53.20%
Other - cash	2.30%	0.50%
Total	100.00%	100.00%
Minimum
Disclosure of fair value of plan assets [line items]
Target asset allocation percentage, Debt securities (as a percent)	30.00%
Target asset allocation percentage, Other - cash (as a percent)	0.00%
Minimum | Domestic
Disclosure of fair value of plan assets [line items]
Target asset allocation percentage, Equity securities (as a percent)	7.00%
Minimum | International
Disclosure of fair value of plan assets [line items]
Target asset allocation percentage, Equity securities (as a percent)	38.00%
Maximum
Disclosure of fair value of plan assets [line items]
Target asset allocation percentage, Debt securities (as a percent)	50.00%
Target asset allocation percentage, Other - cash (as a percent)	5.00%
Maximum | Domestic
Disclosure of fair value of plan assets [line items]
Target asset allocation percentage, Equity securities (as a percent)	17.00%
Maximum | International
Disclosure of fair value of plan assets [line items]
Target asset allocation percentage, Equity securities (as a percent)	58.00%